Finance debt - Summary of current and non-current borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 3,356	$ 4,474
Non-current finance debt	54,602	55,073
Total	57,958	59,547
Borrowings
Disclosure of detailed information about borrowings [line items]
Current finance debt	3,356	4,474
Non-current finance debt	54,602	55,073
Total	$ 57,958	$ 59,547